Provisions - Environmental provisions (Detail) - Other environment related provision [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Provisions - Text Details (Detail) [Line Items]
Other provisions at beginning of period	€ 144	€ 160	€ 321
Additional provisions, other provisions	20	23	18
Provision used, other provisions	18	15	21
Unused provision reversed, other provisions	1	4	8
Increase (decrease) through change in discount rate, other provisions	9	(28)	11
Increase through adjustments arising from passage of time, other provisions	5	5	6
Decrease through transfer to liabilities included in disposal groups classified as held for sale, other provisions			146
Increase (decrease) through net exchange differences, other provisions	12	4	(20)
Other provisions at end of period	€ 170	€ 144	€ 160